Significant Subsequent Events - Additional Information (Detail) $ in Millions	1 Months Ended
	Apr. 30, 2025 USD ($)	Jan. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Investments accounted for using equity method			$ 8,879	$ 271,000,000	$ 8,252
TRF 1 L.P [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Investments accounted for using equity method		$ 300
Astranis Space Technologies Corp. [Member] | Top of Range [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Amount approved for satellite investment project	$ 115,000,000